Fair Value of Financial Instruments - Schedule of Fair Value of the Conversion Features of the Convertible Note And Forward Purchase Agreement (Details)	Dec. 31, 2025	Dec. 31, 2024	Nov. 15, 2024	Dec. 31, 2023
Term, in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		2.92	2	2.88
Term, in years [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		3
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	115.5	83.2	75	40.7
Expected volatility [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		82.4
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		4.27	4.22	3.96
Risk-free interest rate [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		4.25
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Expected dividend yield [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			1	2.03
Minimum [Member] | Term, in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.83
Minimum [Member] | Term, in years [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.48
Minimum [Member] | Expected volatility [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	81.4
Minimum [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.42
Minimum [Member] | Risk-free interest rate [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.79
Minimum [Member] | Continuous discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	14.27
Minimum [Member] | Continuous discount rate [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	8.84
Minimum [Member] | Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.42
Minimum [Member] | Discount rate [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.18
Minimum [Member] | Discount factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.89
Minimum [Member] | Discount factor [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.68
Maximum [Member] | Term, in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.08
Maximum [Member] | Term, in years [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.01
Maximum [Member] | Expected volatility [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	102.4
Maximum [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.46
Maximum [Member] | Risk-free interest rate [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.18
Maximum [Member] | Continuous discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	14.48
Maximum [Member] | Continuous discount rate [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	14.62
Maximum [Member] | Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	14.48
Maximum [Member] | Discount rate [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	14.56
Maximum [Member] | Discount factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.97
Maximum [Member] | Discount factor [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.94